Reconciliations of Liabilities Arising from Financing Activities	6 Months Ended
Jun. 30, 2023
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
32	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM
As of June 30, 2023
Bank borrowings	443,174	(101,132)	192	(192)	342,042
Lease liabilities	744,959	(159,371)	14,629	(14,629)	585,588
Other borrowings	649,699	-	-	-	649,699
	1,837,832	(260,503)	14,821	(14,821)	1,577,329

Repayment	Within one year	2024	2025	2026	Total
	RM	RM	RM	RM	RM
As of June 30, 2023
Bank borrowings	32,711	117,300	117,300	74,731	342,042
Lease liabilities	162,837	422,751	-	-	585,588
Other borrowings	649,699	-	-	-	649,699
	845,247	540,051	117,300	74,731	1,577,329

	At beginning of year	Proceeds from borrowings	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM
As of December 31, 2022
Bank borrowings	542,384	-	(99,210)	25,560	(25,560)	443,174
Lease liabilities	-	952,191	(207,232)	24,768	(24,768)	744,959
Other borrowings	668,608	-	(18,909)	-	-	649,699
	1,210,992	952,191	(325,351)	50,328	(50,328)	1,837,832

Repayment	Within one year	2023	2024	2025	Total
	RM	RM	RM	RM	RM
As of December 31, 2022
Bank borrowings	133,843	117,300	117,300	74,731	443,174
Lease liabilities	322,208	336,372	86,379	-	744,959
Other borrowings	649,699	-	-	-	649,699
	1,105,750	453,672	203,679	74,731	1,837,832